UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Report to Stockholders.

Corporate America CU
Short Duration Fund

Semi-Annual Report

www.corpamfunds.org
June 30, 2011

CORPORATE AMERICA CU SHORT DURATION FUND

August 18, 2011

Dear Shareholders:

As the portfolio manager, I want to welcome you to the Corporate America CU Short Duration Fund (the “Fund”), which launched on May 26, 2011.

Financial markets around the globe are in turmoil.  During the Second Quarter 2011, we saw the sovereign debt crisis in Europe which demonstrated that the Euro market has long tentacles.  As financial markets everywhere focus on “what if” scenarios, fear seems to have increased dramatically.  When the end of the government purchase of Treasury securities is added into this equation, the result is a changed marketplace.  There is generally a shift to perceived safety in such an environment. The 10-year Treasury yield fell to about 3.15%.  Moderating economic growth seems to be the “take-away” this Quarter.  Reports on employment, manufacturing, housing and consumer spending did not meet the expectations of experts.  With all this financial uncertainty, it would seem an inauspicious time to start a Fund.  But in reaction to this environment, high quality and high yield segments of the bond market posted gains.

For the month ending June 30, 2011, the Fund provided an annualized distribution yield of 1.11% and an annualized 30-day SEC yield of 2.13%.  Total Return (which reflects the performance of the Fund at the Net Asset Value of class X shares, with all distributions reinvested) was .39% for the month of June, and .21% since inception (May 26, 2011).  However, because the Fund is so new, we believe that Total Return does not represent an appropriate measure of performance for the Fund at this time. (Total Return will be a more appropriate performance measure once the Fund has 12 months of returns, in our opinion.)  But because it is the Total Return performance that is comparable to the benchmark, we mention Total Return performance for the narrow purpose of providing Shareholders with a comparison of the performance of the Fund to its benchmark. The benchmark for the Fund is the BofA Merrill Lynch 3-Month Treasury Bill Index; as of June 30, 2011, the benchmark index posted the following results: .01% for the month of June and .01% since inception of the Fund.  Therefore, when measuring performance based on Total Return, the Fund outperformed its benchmark by .38% during the month of June, and by .20% since inception.

Market Outlook

We believe the market will continue to stay in a period of historically low interest rates.  Economic indicators are such that we do not expect any meaningful change to treasury yields, and no significant growth in the near future.  The outlook for the third quarter 2011 is still in doubt.  The U.S. economy is still uncertain.  S&P threatened to downgrade U.S. government debt and they followed through with their threat.  Spain has now been added to the list of potential problem sovereign debt issuers.  Greece is still a problem.  The Fed has committed to keep the Fed Funds rate “exceptionally low” for an “extended time.”  The market is still trying to assimilate the data on the downgrade and has not found a balance yet.  With the downgrade in U.S. debt, there is new doubt as to the “risk free” nature of such investments.  This could have consequences throughout the bond market.

Portfolio Review

During the Quarter, the Fund portfolio was comprised entirely of Government Agencies.  At June 30, 2011, the Corporate America CU Short Duration Fund portfolio was comprised exclusively of ten (10) positions in floating

CORPORATE AMERICA CU SHORT DURATION FUND

rate Small Business Association (“SBA”) Loan Pools. These positions were included in the portfolio when the fund was launched, and these positions remained constant during the quarter.  The positive performance of the Fund, as compared to the benchmark, is attributable to negligible economic impact on Agencies, as compared to Treasuries, during the Quarter.  The Fund’s average portfolio duration at June 30, 2011 was 0.30 years.

Fund Outlook

As new money comes into the Fund, we will consider investing in term or auction rate floating rate securities, especially Federal Family Education Loan Program (“FFELP”) securities because of potentially higher yields.  FFELP securities are a public-private partnership, with private sector lenders funding loans that are guaranteed, in whole or in part, by the U.S. Department of Education.  The amount of the principal and interest guaranteed by the Department of Education fluctuates from 75% to 100% depending upon when the loan was made and the default percentage of the lender.  FFELP securities are a permissible product for credit unions to invest, and are included among the permissible products outlined in the Fund prospectus. Because the Department of Education may not guarantee the entire loan, in the event of a default, the securities may lose value.  From a risk standpoint however, we view FFELP securities to be a substantially similar credit when compared to other Agencies; the market views this a bit differently, which translates to additional yield potential.

Conclusion

We may shift the focus of securities in the Fund over the next quarter as we consider diversifying into other types of credit union permissible debt products.  As we seek quality, we will balance that search with a search for a reasonable return. We value your trust in this effort.

Sincerely,

Thomas D. Bonds
Portfolio Manager

Past performance does not guarantee future results.

Mutual fund investing involves risk.  Principal loss is possible.  The fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings and is more exposed to individual security volatility than a diversified fund.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Not federally insured / Not a credit union obligation / Not credit union guaranteed / May lose value.

The BofA Merrill Lynch 3-month U.S. Treasury Bill Index is comprised of a single U.S. Treasury issue with approximately three months to final maturity, purchased at the beginning of each month and held for one full month.  At the end of the month, that issue is sold and rolled into a newly selected issue.  It is not possible to invest directly in an index.

Opinions expressed are those of the Fund’s Adviser and are subject to change, are not guaranteed and should not be considered investment advice.

This Shareholder Letter must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor

CORPORATE AMERICA CU SHORT DURATION FUND

Expense Example (Unaudited)
June 30, 2011

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include but are not limited to, wire transfer fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 26, 2011 – June 30, 2011).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees and other Fund expenses. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (05/26/11)	Value (06/30/11)	(05/26/11 to 06/30/11)
Corporate America CU Short Duration
Actual(2)	$1,000.00	$1,002.10	$0.47
Corporate America CU Short Duration
Hypothetical (5% return before expenses)	$1,000.00	$1,004.46	$0.47

(1)
Expenses are equal to the fund’s annualized expense ratio for the period since inception of 0.49%, multiplied by the average account value over the period, multiplied by the number of days in the period since inception/365 (to reflect the period since inception).

(2)	Based on the actual returns for the period from inception, May 26, 2011 through June 30, 2011 of 0.21%.

CORPORATE AMERICA CU SHORT DURATION FUND

Sector Allocation (% of net assets)
as of June 30, 2011(1) (Unaudited)

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

CORPORATE AMERICA CU SHORT DURATION FUND

Schedule of Investments (Unaudited)
June 30, 2011
Description	Par	Value

U.S. GOVERNMENT AGENCY ISSUES* – 98.9%
Small Business Administration Pool
3.075%, 07/25/2015, #508923	$1,697,564	$1,752,798
3.515%, 07/25/2017, #508860	3,598,968	3,786,492
4.325%, 07/25/2019, #508933	804,022	859,378
3.075%, 08/25/2020, #508897	3,584,777	3,807,085
3.075%, 01/25/2022, #508962	2,263,277	2,421,628
2.325%, 08/25/2027, #508991	3,977,561	4,162,830
2.575%, 06/25/2030, #508940	4,555,549	4,882,863
2.575%, 10/25/2035, #508904	6,832,666	7,282,189
2.625%, 10/25/2035, #508936	4,809,087	5,139,275
2.875%, 02/25/2036, #508902	6,471,123	6,981,189
Total U.S. Government Agency Issues
(Cost $41,002,290)		41,075,727

	Shares
MONEY MARKET FUND – 0.2%
Invesco Treasury Portfolio, 0.020%
(Cost $100,000)	100,000	100,000
Total Investments – 99.1%
(Cost $41,102,290)		41,175,727
Other Assets and Liabilities, Net – 0.9%		370,242
Total Net Assets – 100.0%		$41,545,969

*	Variable Rate Security – The rate shown is the rate in effect as of June 30, 2011

See Notes to the Financial Statements

CORPORATE AMERICA CU SHORT DURATION FUND

Statement of Assets and Liabilities (Unaudited)
June 30, 2011
ASSETS:
Investments, at current value
(Cost $41,102,290)	$41,175,727
Receivable for investment securities sold	205,020
Interest receivable	182,467
Prepaid expenses	37,504
Total assets	41,600,718

LIABILITIES:
Payable to Adviser	31,546
Accrued expenses	23,203
Total liabilities	54,749

NET ASSETS	$41,545,969

NET ASSETS CONSIST OF:
Capital Stock	$41,484,067
Distributions in excess of net investment income	(11,535)
Net unrealized appreciation on investments	73,437
Net Assets	$41,545,969

Shares outstanding, unlimited number of shares authorized without par value	4,148,405

Net asset value, redemption price and offering price per share	$10.01

See Notes to the Financial Statements

CORPORATE AMERICA CU SHORT DURATION FUND

Statement of Operations (Unaudited)
For the Period Ended June 30, 2011(1)
INVESTMENT INCOME:
Interest income	$52,805
Total investment income	52,805

EXPENSES:
Federal and state registration fees	7,595
Fund administration & accounting fees	5,409
Investment adviser fees	5,279
Audit Fees	2,730
Transfer agent fees	2,625
Custody fees	2,450
Trustee fees	2,205
Other	1,785
Legal fees	1,190
Compliance fees	1,120
Postage & printing fees	735
Total expenses before reimbursement	33,123
Less: reimbursement from Investment Adviser	(15,878)
Net expenses	17,245

NET INVESTMENT INCOME	35,560

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	—
Net change in unrealized appreciation on investments	73,437

Net realized and unrealized gain on investments	73,437

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$108,997

(1)	Inception date of the fund was May 26, 2011.

See Notes to the Financial Statements

CORPORATE AMERICA CU SHORT DURATION FUND

Statement of Changes in Net Assets
For The Period Ended
June 30, 2011(1)
(Unaudited)
OPERATIONS:
Net investment income	$35,560
Net realized gain on investments	—
Net change in unrealized appreciation on investments.	73,437
Net increase in net assets resulting from operations	108,997

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	41,336,972
Proceeds from reinvestment of distributions	47,095
Payments for shares redeemed	—
Net increase in net assets resulting from capital share transactions	41,384,067

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(47,095)
From net realized gains	—
Total distributions to shareholders	(47,095)

TOTAL INCREASE IN NET ASSETS	41,545,969

NET ASSETS:
Beginning of period	100,000
End of period, including distributions in excess of net investment income of ($11,535)	$41,545,969

TRANSACTIONS IN SHARES:
Shares sold	4,133,697
Shares issued to holders in reinvestment of dividends	4,708
Shares redeemed	—
Net increase	4,138,405

(1)	Inception date of the fund was May 26, 2011.

See Notes to the Financial Statements

CORPORATE AMERICA CU SHORT DURATION FUND

Financial Highlights
For a Fund share outstanding throughout the period.
	For the Period Ended
	June 30, 2011(1)
	(Unaudited)
PER SHARE DATA:

NET ASSET VALUE:
Beginning of period	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized and unrealized gain on investments	0.01
Total from investment operations	0.02

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.01)
Dividends from net capital gains	—
Total distributions	(0.01)

NET ASSET VALUE:
End of period	$10.01

TOTAL RETURN	0.21	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$41.5
Ratio of expenses to average net assets:
Before expense reimbursement	0.94	%(3)
After expense reimbursement	0.49	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.56	%(3)
After expense reimbursement	1.01	%(3)
Portfolio turnover rate	0	%(2)

(1)	Inception date of the fund was May 26, 2011.
(2)	Not annualized
(3)	Annualized

See Notes to the Financial Statements

CORPORATE AMERICA CU SHORT DURATION FUND

Notes to Financial Statements (Unaudited)
June 30, 2011
1.  ORGANIZATION

The Corporate America CU Short Duration Fund (the “Fund”) is a non-diversified series of Managed Portfolio Series (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.  The fund currently offers one class, the Institutional Class.  The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing in obligations authorized under the Federal Credit Union Act, as determined by Corporate Financial Solutions, Inc. (the “Adviser”).  The Fund commenced operations on May 26, 2011.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income or excise tax provision is required.  As of June 30, 2011, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the consolidated statement of operations.  During the period the Fund did not incur any interest or penalties.  Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

Dividends and Distributions – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the Fund at net asset value on the last business day of each month.  Any net realized capital gains on sales of the Fund’s securities are distributed to shareholders at least annually.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

CORPORATE AMERICA CU SHORT DURATION FUND

Notes to Financial Statements (Unaudited) – Continued
June 30, 2011

Events Subsequent to Period End – Management has evaluated Fund related events and transactions that occurred subsequent to June 30, 2011, through the date of issuance of the Funds’ financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in level 1 or level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Short-Term Notes – Short-term notes which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value).  Short-term notes which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

CORPORATE AMERICA CU SHORT DURATION FUND

Notes to Financial Statements (Unaudited) – Continued
June 30, 2011

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency Issues	$—	$41,075,727	$—	$41,075,727
Money Market Fund	100,000	—	—	100,000
Total Investments in Securities	$100,000	$41,075,727	$—	$41,175,727

Transfers between levels are recognized at the end of the reporting period.  During the period ended June 30, 2011, the fund recognized no significant transfers to/from Level 1 or Level 2.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.15% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.49% of the Fund’s average daily net assets up to $1 billion and 0.39% for average daily net assets over $1 billion, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least April 30, 2012, subject thereafter to termination at any time with 60 days written notice and approval by the Trust’s Board of Trustees through April 30, 2013.  Prior to April 30, 2012, this Operating Expense Limitation Agreement cannot be terminated.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
12/31/2014	$15,878

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and serves as the fund accountant.  For the period ended June 30, 2011, the Fund incurred $5,409 in administration and fund accounting fees.

CORPORATE AMERICA CU SHORT DURATION FUND

Notes to Financial Statements (Unaudited) – Continued
June 30, 2011

USBFS also serves as the transfer agent to the Fund.  For the period ended June 30, 2011, the Fund incurred $1,680 in transfer agent fees (excluding transfer agency out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.  For the period ended June 30, 2011, the Fund incurred $2,450 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

The officers of the Trust are employees of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended June 30, 2011, were as follows:

	Purchases*	Sales
U.S. Government	$—	$205,020
Other	$—	$ —

*	For the period ended June, 30, 2011, there was a transfer-in-kind of $41,260,704.

The tax character of distributions paid during the period ended June 30, 2011 were as follows:

Ordinary Income	Long Term Capital Gains	Total
$47,095	$—	$47,095

6.  THE REGULATED INVESTMENT COMPANY MODERNIZATION ACT

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

Capital losses incurred after December 31, 2010 may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

CORPORATE AMERICA CU SHORT DURATION FUND

Notes to Financial Statements (Unaudited) – Continued
June 30, 2011

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

7.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of June 30, 2011, Corporate America Credit Union owned 99.8% of the outstanding shares of the Fund.

CORPORATE AMERICA CU SHORT DURATION FUND

Additional Information (Unaudited)
June 30, 2011
APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the organizational  meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on April 5-6, 2011, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the Investment Advisory Agreement between the Trust and Corporate Financial Solutions, Inc. (“CFS”) regarding the Corporate America CU Short Duration Fund (the “Fund”).  The Fund is a newly organized series of the Trust.

Prior to the meeting, the Trustees received and considered information from CFS and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the terms of the proposed Investment Advisory Agreement between the Trust and CFS (“Support Materials”).  Before voting to approve the proposed Investment Advisory Agreement, the Trustees reviewed the terms of the form of Investment Advisory Agreement and the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed agreement.  CFS also met with the Trustees and provided further information regarding its proposed services to the Fund including but limited to information regarding its respective investment philosophies.

In determining whether to  approve the Investment Advisory Agreement between the Trust and CFS, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services to be provided by CFS; (2) the cost of the services to be provided and the profits to be realized by CFS and its affiliates from services rendered to the Trust; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund proposed to be managed by CFS grow and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (5) other financial benefits to CFS and its affiliates resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon CFS’ presentation and Support Materials, the Board concluded that the overall arrangements between the Trust and CFS to be set forth in the Investment Advisory Agreement between the Trust and CFS are fair and reasonable in light of the services to be performed, investment advisory fees to be paid and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement between the Trust and CFS are summarized below.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Investment Advisory Agreement between the Trust and CFS noting that CFS will be providing investment management services to the Fund which include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by CFS on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered CFS’ status as a newly registered investment adviser and as a wholly owned subsidiary of Corporate America Credit Union, a large and well regarded financial institution.  The Trustees also considered the investment philosophy of the portfolio manager and noted his experience in the credit union industry and in managing assets for credit unions in light of the Fund’s focus on credit union eligible portfolio securities.  The Trustees

CORPORATE AMERICA CU SHORT DURATION FUND

Additional Information (Unaudited) – Continued
June 30, 2011

concluded that they are satisfied with the nature, extent and quality of services proposed to be provided by CFS to the Fund pursuant to the Investment Advisory Agreement with the Trust.

Cost of Advisory Services and Profitability.  The Trustees considered the proposed annual management fee to be paid by the Fund to CFS in the amount of 0.15% of the Fund’s average annual daily net assets and CFS’ profitability analysis (12 month pro-forma) for services to be rendered to the Fund by CFS and its affiliates.  In this regard, the Trustees noted that CFS expects to subsidize all fees and expenses incurred and resulting from the provision of third-party shareholder and distribution services to the Fund.  The Trustees then noted that while the management fees to be charged by CFS to separately managed accounts are lower than the proposed advisory fee for the Fund, CFS has additional responsibilities with respect to the Fund including preparation of Board and shareholder materials to justify the higher fee.  The Trustees also noted that CFS had contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding interest and tax expenses, brokerage commissions, extraordinary and non-recurring expenses and acquired fund fees) do not exceed 0.49% of the Fund’s average daily net assets up to $1 billion and 0.39% of the Fund’s average daily net assets over $1 billion.  The Trustees concluded that the CFS’ service relationship with the Fund will not initially be profitable.

Comparative Fee and Expense Data.  The Trustees considered a comparative analysis of contractual expenses born by the Fund and those of funds within its Lipper benchmark category and noted that the Fund’s management fee and projected total expenses were lower than the average and median management fees (after fee waivers) and total expenses (after fee waivers and expense reimbursements) reported for the benchmark category.  While recognizing that it is difficult to compare advisory fees since advisory services provided may vary from one investment adviser to another, the Trustees concluded that CFS’ proposed advisory fee is reasonable.

Economies of Scale.  The Trustees considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted the fact that the Fund is newly organized and that an increase in assets would mostly likely not decrease the amount of CFS advisory services required to be provided to the Fund.  The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time.

Other Benefits.  The Trustees noted that CFS does not intend to utilize soft dollar arrangements with respect to portfolio transactions initiated by the Fund or affiliated brokers to execute the Fund’s portfolio transactions.  The Trustees concluded that CFS will not receive any additional financial benefits from services rendered to the Fund.

CORPORATE AMERICA CU SHORT DURATION FUND

Additional Information (Unaudited) – Continued
June 30, 2011
AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-888-621-9258.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-888-621-9258.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-888-621-9258, or (2) on the SEC’s website at www.sec.gov.

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CORPORATE AMERICA CU SHORT DURATION FUND

Privacy Policy

 The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Corporate Financial Solutions, Inc.
4365 Crescent Road
Irondale, AL 35210

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
800 Westpoint Pkwy., Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s directors and is available without charge upon request by calling 1-888-621-9258.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*                    /s/James R. Arnold
James R. Arnold, President

Date     September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/James R. Arnold
James R. Arnold, President

Date     September 6, 2011

By (Signature and Title)*                   /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     September 6, 2011

* Print the name and title of each signing officer under his or her signature.